ACQUISITIONS (Schedule of Purchase Price of Acquisition) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Jan. 02, 2014	Jul. 15, 2014
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Number of shares of Perion ordinary shares outstanding on the Closing Date	12,524,000
Closing price per share of Perion's ordinary shares on the Closing Date	$ 12.64
Total fair value of stock consideration	$ 158,303
Fair value of vested Perion options (for accounting purposes only)	7,492
Total purchase price	165,795
Grow Mobile [Member]
Business Acquisition [Line Items]
Cash		6,892
Total fair value of stock consideration		5,545
Contingent consideration		7,410
Total purchase price		$ 19,847